Critical accounting estimate and judgements	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Critical accounting estimate and judgements	Critical accounting estimates and judgements
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The estimates, assumptions and judgements that have significantly affected reported results or that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

Revenue
Upon the April 23, 2021 FDA approval of ZYNLONTA for the treatment of relapsed or refractory DLBCL, the Company began generating revenue from the sale of its product candidates. In previous years, the Company had generated only service revenues from a license and collaboration arrangement. Significant judgements were required in implementing the Company’s revenue recognition accounting policy as set out in note 3, “Significant accounting policies”. In particular, significant judgement was required in determining the Company’s GTN sales adjustments.
Reversal of previously recorded inventory impairment charges
Upon the receipt of FDA approval for ZYNLONTA during the year ended December 31, 2021, the Company reversed previously recorded impairment charges. The reversal of previously recorded impairment charges was based on a number of factors existing at that time that involved significant judgement including estimated demand for ZYNLONTA. See note 3, “Significant accounting policies”.
Licenses
The Company enters into collaboration, license and sublicense agreements with third parties, which grant the Company the right to use their antibodies with the Company's licensed warhead and linker technology to develop new ADCs for anti-cancer treatments. The license fees (upfront fees, signature fees, milestone payments) paid by the Company under the agreements are capitalized as intangible assets. The Company considers that those licenses have an indefinite life until regulatory and marketing approval is obtained. Once obtained, the asset will be treated as a definite-lived intangible asset and amortization will commence. The license costs capitalized were KUSD 2,893 and KUSD 1,923 for the years 2021 and 2020, respectively. The intangible assets are tested annually for impairment and more frequently if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount (higher of an asset's fair value less costs of disposal and value in use). Impairment losses are recognized in the consolidated statement of operation. Testing for impairment inevitably involves the application of judgement. In 2020, in relation to the termination of one of the Company's programs, an impairment charge of KUSD 216 (corresponding to the entire carrying amount of the capitalized license) was recognized and charged to R&D expenses in the consolidated statement of operation. The Company performed its review for 2021 and 2019 and concluded no impairment was required. See note 18, “Intangible assets”.
Convertible loans

During 2020, the Company entered into the Facility Agreement, pursuant to which the counterparty agreed to extend senior secured convertible term loans to the Company in two separate tranches. The Company received the first tranche upon the completion of the IPO. The first tranche has been recognized as a hybrid financial instrument and accounted for as two separate components: (i) a loan and (ii) an embedded conversion option derivative. During 2021, the Company drew down on the second tranche upon receipt of FDA approval of ZYNLONTA and was accounted for as two separate components: (i) a loan and (ii) an embedded conversion option derivative. Prior to receiving FDA approval of ZYNLONTA, the second tranche was accounted for as a derivative. In determining the value of the loan and embedded derivative associated with the first and second tranches as well as the derivative associated with the second tranche prior to the approval of ZYNLONTA, the Company utilized significant estimates and judgements. In particular, significant judgement was required in selecting the appropriate models to value the derivatives arising from the first and second tranches of the convertible notes and in identifying the appropriate key assumptions as inputs to the selected models. Details of the models and assumptions are set out in note 24, “Convertible loans”.
Deferred royalty obligation

On August 25, 2021, the Company entered into a royalty purchase agreement with certain entities managed by HCR. The Company has accounted for the initial cash received as debt, less transaction costs and will subsequently account for the value of the debt at amortized cost. Significant judgements were used in the initial model and will continue to be used in subsequent models to estimate the total amount of future payments and the timing of such associated with the royalty purchase agreement with HCR. In particular, significant judgements were made by the Company based on revenue projections as well as the achievement of certain milestones associated with the royalty purchase agreement with HCR. Further information with respect to the model, judgements and assumptions are set out in note 26, “Deferred royalty obligation”.
Deferred tax assets

Deferred income tax assets from tax loss carryforwards, R&D tax credits, and temporary differences between tax and financial statement income are initially recognized to the extent of suitable deferred income tax liabilities, then to the extent that the realization of the related tax benefit through future taxable profits is probable.

In determining taxable income for financial statement purposes, the Company makes certain estimates and judgments. These estimates and judgments affect the calculation of certain tax liabilities and the determination of the recoverability of certain of the deferred tax assets.
In evaluating the Company’s ability to recover its deferred tax assets it considers all available positive and negative evidence including its past operating results, the existence of cumulative losses, as well as R&D tax credits, and its forecast of future taxable income. In estimating future taxable income, the Company develops assumptions including the amount of future net revenue and pre-tax operating income and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates the Company is using to manage the underlying business.

Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. The Company records the effect of a tax rate or law change on the Company's deferred tax assets and liabilities in the period the law change is enacted or substantively enacted. Future tax rate or law changes could have a material effect on the Company's financial condition, results of operations or cash flows. See note 12, “Income tax expense” and note 21, “Deferred income tax and tax credits” for further information.
Share-based compensation expense

The details of the ADC Therapeutics Incentive Plan 2014 (as amended and restated as of October 1, 2015, the “Incentive Plan 2014”), the Share Purchase Plan 2016 and the 2019 Equity Incentive Plan are explained in note 25, “Share-based compensation expense”.

Prior to the Company’s IPO, the determination of the fair value of awards involved the application of an adjusted form of the Black-Scholes option pricing model that took into account the strike price, term of the award, impact of dilution (where material), share price at grant date and expected price volatility of the underlying share, expected dividend yield, risk free interest rate for the term of the award and correlations and volatilities of the shares of peer group companies. In addition, for awards granted on and subsequent to July 1, 2019 through the IPO date, the fair value of grants was based on a probability-weighted expected returns method that took into account both the value derived by using an adjusted form of the Black-Scholes option pricing model and a discounted estimate of the price that may have been achieved in a future transaction. This method entailed further significant judgement, both in estimating a transaction price and in estimating the probabilities of different outcomes. The adjusted form of the Black-Scholes option pricing model used to derive a value for the common share price at grant date derived the implied equity value for one type of equity security from a contemporaneous transaction involving another type of security and considered the timing, amount, liquidation preferences and dividend rights of issues of preference shares.

After the Company’s IPO, the determination of the fair value of awards involves the application of the Black-Scholes option pricing model for the Company’s option equity awards, which utilizes certain assumptions including expected volatility, expected life and risk-free interest rate. In addition, the exercise price per share option is set by the Company at the fair market value of the underlying common shares on the date of grant, as determined by the Company, which is generally the closing share price of the Company’s common shares traded on the NYSE.